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                      [Letterhead of Massachusetts Mutual]





                                  March 6, 1996


VIA EDGARLINK
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.

               Re:  Massachusetts Mutual Life Insurance Company
                    CML Accumulation Annuity Account E
                    File No. 33-301357
                    -------------------------------------------

Dear Commissioners:

          On behalf of Massachusetts Mutual Life Insurance Company (the "Company") and CML Accumulation Annuity Account E (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in the Form N-4 registration statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on March 1, 1996 via EDGARLINK.


                                   Sincerely,



                                   /s/ Michael A. Chong
                                   --------------------
                                   Michael A. Chong, Esq.